Income Tax (Details) - Schedule of Income Tax Expenses - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Income Tax Expenses [Abstract]
Current income tax expense	$ 1,217,570	$ 83,633	$ 478,349
Deferred income tax expense (benefit)	(1,413,789)	138,336	(2,115,834)
Income tax expense (benefit)	$ (196,219)	$ 221,969	$ (1,637,485)